Acquisitions (Details 4) (USD $)	12 Months Ended		6 Months Ended	0 Months Ended
	Mar. 31, 2013	Mar. 31, 2014	Sep. 30, 2014	Dec. 02, 2013	Mar. 31, 2012	Mar. 31, 2011	Jun. 19, 2012	Dec. 31, 2013
Acquisitions
Cash paid, net of cash acquired	$ 14,000,000
Equity method ownership interest (as a percent)		50.00%
Estimated fair values of the assets acquired and liabilities assumed
Goodwill	555,220,000	1,107,006,000	1,170,490,000		167,245,000	8,568,000
Vehicles | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		3 years
Vehicles | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		25 years
Crude oil tanks and related equipment
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment							17,851,000
Crude oil tanks and related equipment | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		2 years	2 years
Crude oil tanks and related equipment | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		40 years	40 years
Information technology equipment | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		3 years	3 years
Information technology equipment | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		7 years	7 years
Buildings and leasehold improvements | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		3 years	3 years
Buildings and leasehold improvements | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		40 years	40 years
Gavilon Energy
Acquisitions
Cash paid, net of cash acquired				832,400,000
Equity method ownership interest (as a percent)				11.00%
Estimated fair values of the assets acquired and liabilities assumed
Accounts receivable - trade		349,529,000	326,484,000
Accounts receivable - affiliates		2,564,000	2,564,000
Inventories		107,430,000	107,430,000
Prepaid expenses and other current assets		68,322,000	68,322,000
Goodwill		359,169,000	342,769,000
Investments in unconsolidated entities		178,000,000	183,000,000
Other noncurrent assets		9,918,000	2,287,000
Accounts payable - trade		(342,792,000)	(342,792,000)
Accounts payable - affiliates		(2,585,000)	(2,585,000)
Accrued expenses and other payables		(70,999,000)	(49,447,000)
Advance payments received from customers		(10,667,000)	(10,667,000)
Other noncurrent liabilities		(44,740,000)	(46,056,000)
Fair value of net assets acquired		832,448,000	832,448,000
Bonus expense recorded during the period			5,200,000
Additional bonus expense expected			1,600,000
Gavilon Energy | Estimated
Estimated fair values of the assets acquired and liabilities assumed
Accounts receivable - trade		349,529,000
Accounts receivable - affiliates		2,564,000
Inventories		107,430,000
Prepaid expenses and other current assets		68,322,000
Goodwill		359,169,000
Investments in unconsolidated entities		178,000,000
Other noncurrent assets		9,918,000
Accounts payable - trade		(342,792,000)
Accounts payable - affiliates		(2,585,000)
Accrued expenses and other payables		(70,999,000)
Advance payments received from customers		(10,667,000)
Other noncurrent liabilities		(44,740,000)
Fair value of net assets acquired		832,448,000
Gavilon Energy | Change
Estimated fair values of the assets acquired and liabilities assumed
Accounts receivable - trade			(23,045,000)
Goodwill			(16,400,000)
Investments in unconsolidated entities			5,000,000
Other noncurrent assets			(7,631,000)
Accrued expenses and other payables			(21,552,000)
Other noncurrent liabilities			(1,316,000)
Gavilon Energy | Crude oil storage lease commitments
Estimated fair values of the assets acquired and liabilities assumed
Liability recorded in the acquisition accounting		12,900,000	15,900,000	13,900,000
Amortization of contract liabilities through cost of sales		2,900,000	5,000,000
Future amortization
2015 (six months)			3,670,000
2016		3,260,000	4,040,000
2017		300,000	360,000
Gavilon Energy | Customer relationships
Estimated fair values of the assets acquired and liabilities assumed
Intangible assets		101,600,000	107,950,000
Gavilon Energy | Customer relationships | Estimated
Estimated fair values of the assets acquired and liabilities assumed
Intangible assets		101,600,000
Gavilon Energy | Customer relationships | Change
Estimated fair values of the assets acquired and liabilities assumed
Intangible assets			6,350,000
Gavilon Energy | Customer relationships | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of intangible assets		10 years	10 years
Gavilon Energy | Customer relationships | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of intangible assets		20 years	20 years
Gavilon Energy | Lease Agreements
Estimated fair values of the assets acquired and liabilities assumed
Intangible assets		8,700,000	8,700,000
Gavilon Energy | Lease Agreements | Estimated
Estimated fair values of the assets acquired and liabilities assumed
Intangible assets		8,700,000
Gavilon Energy | Lease Agreements | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of intangible assets		1 year	1 year
Gavilon Energy | Lease Agreements | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of intangible assets		5 years	5 years
Gavilon Energy | Pipeline capacity rights
Estimated fair values of the assets acquired and liabilities assumed
Intangible assets			7,800,000
Gavilon Energy | Pipeline capacity rights | Change
Estimated fair values of the assets acquired and liabilities assumed
Intangible assets			7,800,000
Gavilon Energy | Vehicles
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment		791,000	327,000
Useful life of property, plant and equipment		3 years	3 years
Gavilon Energy | Vehicles | Estimated
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment		791,000
Gavilon Energy | Vehicles | Change
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment			(464,000)
Gavilon Energy | Crude oil tanks and related equipment
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment		77,429,000	83,797,000
Gavilon Energy | Crude oil tanks and related equipment | Estimated
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment		77,429,000
Gavilon Energy | Crude oil tanks and related equipment | Change
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment			6,368,000
Gavilon Energy | Crude oil tanks and related equipment | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		3 years	3 years
Gavilon Energy | Crude oil tanks and related equipment | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		40 years	40 years
Gavilon Energy | Information technology equipment
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment		4,046,000	4,049,000
Gavilon Energy | Information technology equipment | Estimated
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment		4,046,000
Gavilon Energy | Information technology equipment | Change
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment			3,000
Gavilon Energy | Information technology equipment | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		3 years	3 years
Gavilon Energy | Information technology equipment | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		7 years	7 years
Gavilon Energy | Buildings and leasehold improvements
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment		7,716,000	7,817,000
Gavilon Energy | Buildings and leasehold improvements | Estimated
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment		7,716,000
Gavilon Energy | Buildings and leasehold improvements | Change
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment			101,000
Gavilon Energy | Buildings and leasehold improvements | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		3 years	3 years
Gavilon Energy | Buildings and leasehold improvements | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		40 years	40 years
Gavilon Energy | Land
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment		6,427,000	6,427,000
Gavilon Energy | Land | Estimated
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment		6,427,000
Gavilon Energy | Tank bottoms
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment			16,930,000
Gavilon Energy | Tank bottoms | Estimated
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment		15,230,000
Gavilon Energy | Tank bottoms | Change
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment			1,700,000
Gavilon Energy | Other
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment		170,000	162,000
Useful life of property, plant and equipment		7 years	7 years
Gavilon Energy | Other | Estimated
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment		170,000
Gavilon Energy | Other | Change
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment			(8,000)
Gavilon Energy | Construction in progress
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment		7,190,000	7,180,000
Goodwill				29,000,000
Gavilon Energy | Construction in progress | Estimated
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment		7,190,000
Gavilon Energy | Construction in progress | Change
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment			(10,000)
Gavilon Energy | Glass Mountain
Acquisitions
Equity method ownership interest (as a percent)				50.00%				50.00%